Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table. The table below provides for the years ended December 31, 2023, 2022 and 2021, the compensation for our NEOs for the past three years as set forth in the Summary Compensation Table, the Compensation Actually Paid to our CEO and, on an average basis, our Non-CEO NEOs, our Total Shareholder Return (“TSR”), and our Net Income.

Value of
Initial Fixed
			Average		$100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based On
	Compensation	Compensation	Table Total	Actually Paid	Total
	Table Total	Actually Paid	for Non-CEO	to Non-CEO	Shareholder	Net
Year	for CEO(1)	to CEO(2)	NEOs(3)	NEOs(4)	Return	Income
2023	$ 3,076,900	$ 4,065,937	$ 1,904,431	$ 2,400,180	$ 264	$ 41,010,649
2022	$ 2,533,985	$ 4,168,117	$ 1,505,643	$ 2,322,709	$ 227	$ 28,518,378
2021	$ 2,244,563	$ 3,645,142	$ 1,332,946	$ 2,033,235	$ 164	$ 17,925,228
(1)	Our CEO for each year presented is Andrew C. Sagliocca.
(2)	These amounts represent the exclusions and inclusions of certain amounts for the CEO as set forth in the table below.
(3)	The individuals comprising the Non-CEO NEOs for each year presented are Eric S. Bader and Ari P. Kornhaber.
(4)	These amounts represent the exclusions and inclusions of certain amounts for the Non-CEO NEOs as set forth in the table below.

Named Executive Officers, Footnote
(1)	Our CEO for each year presented is Andrew C. Sagliocca.
(2)	These amounts represent the exclusions and inclusions of certain amounts for the CEO as set forth in the table below.
(3)	The individuals comprising the Non-CEO NEOs for each year presented are Eric S. Bader and Ari P. Kornhaber.
(4)	These amounts represent the exclusions and inclusions of certain amounts for the Non-CEO NEOs as set forth in the table below.

PEO Total Compensation Amount	$ 3,076,900	$ 2,533,985	$ 2,244,563
PEO Actually Paid Compensation Amount	$ 4,065,937	4,168,117	3,645,142
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

	Summary			Compensation
	Compensation Table	Exclusion of Stock	Inclusion of Equity	Actually Paid to
Year	Total for CEO ($)	Awards for CEO ($)	Awards for CEO ($)	CEO ($)
2023	$ 3,076,900	$ 1,304,640	$ 2,293,677	$ 4,065,937
2022	$ 2,533,985	$ 1,057,500	$ 2,691,632	$ 4,168,117
2021	$ 2,244,563	$ 945,168	$ 2,345,747	$ 3,645,142

	Average Summary			Average
	Compensation Table	Average Exclusion of	Average Inclusion of	Compensation
	Total for Non-CEO	Stock Awards for	Equity Awards for	Actually Paid to
Year	NEOs ($)	Non-CEO NEOs ($)	Non-CEO NEOs ($)	Non-CEO NEOs ($)
2023	$ 1,904,431	$ 688,560	$ 1,184,309	$ 2,400,180
2022	$ 1,505,643	$ 528,750	$ 1,345,816	$ 2,322,709
2021	$ 1,332,946	$ 472,584	$ 1,172,873	$ 2,033,235

Non-PEO NEO Average Total Compensation Amount	$ 1,904,431	1,505,643	1,332,946
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,400,180	2,322,709	2,033,235
Adjustment to Non-PEO NEO Compensation Footnote

	Summary			Compensation
	Compensation Table	Exclusion of Stock	Inclusion of Equity	Actually Paid to
Year	Total for CEO ($)	Awards for CEO ($)	Awards for CEO ($)	CEO ($)
2023	$ 3,076,900	$ 1,304,640	$ 2,293,677	$ 4,065,937
2022	$ 2,533,985	$ 1,057,500	$ 2,691,632	$ 4,168,117
2021	$ 2,244,563	$ 945,168	$ 2,345,747	$ 3,645,142

	Average Summary			Average
	Compensation Table	Average Exclusion of	Average Inclusion of	Compensation
	Total for Non-CEO	Stock Awards for	Equity Awards for	Actually Paid to
Year	NEOs ($)	Non-CEO NEOs ($)	Non-CEO NEOs ($)	Non-CEO NEOs ($)
2023	$ 1,904,431	$ 688,560	$ 1,184,309	$ 2,400,180
2022	$ 1,505,643	$ 528,750	$ 1,345,816	$ 2,322,709
2021	$ 1,332,946	$ 472,584	$ 1,172,873	$ 2,033,235

Equity Valuation Assumption Difference, Footnote

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair		Change in Fair
	Value of Equity	Change in Fair	Value from Last	Value of Dividends
	Awards Granted	Value from Last	Day of Prior Year	or Other Earnings
	During Year That	Day of Prior Year	to Vesting Date of	Paid on Stock or
	Remained	to Last Day of	Unvested Equity	Option Awards
	Unvested as of	Year of Unvested	Awards that	Not Otherwise	Total - Inclusion of
	Last Day of Year	Equity Awards for	Vested During	Included for	Equity Values for
Year	for CEO ($)	CEO ($)	Year for CEO ($)	CEO ($)	CEO ($)
2023	$ 1,348,920	$ 844,984	$ 99,773	$ -	$ 2,293,677
2022	$ 1,081,500	$ 1,492,932	$ 117,200	$ -	$ 2,691,632
2021	$ 959,175	$ 1,386,572	$ -	$ -	$ 2,345,747

	Average Year-End Fair		Average Change in Fair	Average Value of
	Value of Equity	Average Change in Fair	Value from Last	Dividends
	Awards Granted	Value from Last	Day of Prior Year	or Other Earnings
	During Year That	Day of Prior Year	to Vesting Date of	Paid on Stock or
	Remained	to Last Day of	Unvested Equity	Option Awards	Total - Average
	Unvested as of	Year of Unvested	Awards that	Not Otherwise	Inclusion of
	Last Day of Year	Equity Awards	Vested During	Included	Equity Values for
	for Non-CEO	for Non-CEO	Year for Non-CEO	for Non-CEO	for Non-CEO
Year	NEOs ($)	NEOs ($)	NEOs ($)	NEOs ($)	NEOs ($)
2023	$ 711,930	$ 422,495	$ 49,884	$ -	$ 1,184,309
2022	$ 540,750	$ 746,466	$ 58,600	$ -	$ 1,345,816
2021	$ 479,588	$ 693,285	$ -	$ -	$ 1,172,873

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 264	227	164
Net Income (Loss)	$ 41,010,649	28,518,378	17,925,228
PEO Name	Andrew C. Sagliocca
Andrew C. Sagliocca
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,076,900	2,533,985	2,244,563
PEO Actually Paid Compensation Amount	4,065,937	4,168,117	3,645,142
PEO | Andrew C. Sagliocca | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,304,640)	(1,057,500)	(945,168)
PEO | Andrew C. Sagliocca | Inclusion of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,293,677	2,691,632	2,345,747
PEO | Andrew C. Sagliocca | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,348,920	1,081,500	959,175
PEO | Andrew C. Sagliocca | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	844,984	1,492,932	1,386,572
PEO | Andrew C. Sagliocca | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,773	117,200
Non-PEO NEO | Exclusion of Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(688,560)	(528,750)	(472,584)
Non-PEO NEO | Inclusion of Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,184,309	1,345,816	1,172,873
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	711,930	540,750	479,588
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	422,495	746,466	$ 693,285
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 49,884	$ 58,600